Related Party Disclosures	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Related Party Disclosures
37. RELATED PARTY DISCLOSURES
a) Parent undertaking and controlling party
The Company’s immediate and ultimate parent and controlling party is Banco Santander SA, a company incorporated in Spain. The smallest and largest groups into which the Santander UK group’s results are included are the group accounts of Banco Santander SA, copies of which may be obtained from Shareholder Relations, 2 Triton Square, Regent’s Place, London NW1 3AN.
b) Transactions with related parties
Transactions with related parties during the year and balances outstanding at the year-end:

	Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties
	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2019 £m	2018 £m
Ultimate parent	(150)	(73)	(60)	334	231	321	1,817	2,737	(2,409)	(3,854)
Fellow subsidiaries	(58)	(81)	(76)	158	169	491	34	39	(500)	(591)
Associates & joint ventures	(29)	(28)	(20)	0	—	—	2,194	1,986	(930)	(718)

	(237)	(182)	(156)	492	400	812	4,045	4,762	(3,839)	(5,163)

For more on this, see ‘Balances with other Banco Santander companies’ in the Risk review. In addition, transactions with pension schemes operated by the Santander UK group are described in Note 2
8
.
The above transactions were made in the ordinary course of business, except those carried out with Banco Santander SA as part of our ring-fencing implementation in 2018, on substantially the same terms as for comparable transactions with third party counterparties, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features.
In addition, in July 2018 we transferred £1.4bn of customer loans, £21.5bn of other assets and £20.7bn of liabilities from Santander UK to Banco Santander London Branch. Of these transfers, £19.7bn of assets and £18.8bn of liabilities related to derivatives business. These transfers reduced RWAs by £5.5bn and we paid an associated dividend of £668m.

Santander UK Group Holdings plc [member]
Statement [Line Items]
Related Party Disclosures
15. RELATED PARTY TRANSACTIONS
The Company’s only transactions with related parties arise in connection with the receipt of dividends declared by its subsidiaries, payment of dividends on its own ordinary shares and Perpetual Capital Securities, interest payments to its subsidiary on intercompany loans and interest received from its subsidiaries relating to downstreamed funding of senior debt, as well as any transactions entered into as part of the implementation of Santander UK’s ring-fencing plans in 2018.